Schedule of Contract Assets and Liabilities (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Accounts receivable	$ 1,360,528	$ 776,530	$ 793,795
Unbilled revenue	195,234	47,000	162,760
Contract assets	68,602	219,116	147,913
Contract liabilities	(5,633,004)	(2,166,451)	$ (308,058)
Contract assets	$ 68,602	$ 219,116